Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Summary of intangible assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cost
—Software	3,717	3,717
—Customer contracts	11,328	—
	15,045	3,717
Accumulated amortization	(1,725)	(1,382)
Carrying amount	13,320	2,335